Subsequent Events (Details) $ / shares in Units, $ in Thousands	Feb. 22, 2019 $ / shares	Feb. 20, 2019 USD ($) item	Jan. 29, 2019 USD ($) $ / shares
Announcement of unit repurchase programme
Subsequent Events
Unit repurchase programme limit | $			$ 25,000
2019 Gaslog Partners Facility | Refinancing
Subsequent Events
Amount of credit facility | $		$ 450,000
Number of vessels on which the existing indebtedness is refinanced | item		5
Facility term repayable		5 years
Common units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)			$ 0.55
Aggregate amount of the declared distribution | $			$ 26,929
Series A preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.5390625
Series B preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	0.5125
Series C preference units
Subsequent Events
GasLog Partners declaration of distribution (USD/unit)	$ 0.7083